CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 123,117	$ 76,428
Time deposits	54,000	46,500
Accounts receivable, trade	3,294	6,126
Due from related parties (Note 2(c) and (e))	181	216
Inventories	4,640	4,545
Prepaid expenses and other assets	9,582	6,749
Total Current Assets	194,814	140,564
Fixed Assets:
Advances for vessel acquisitions (Note 3)	0	24,123
Vessels, net (Note 3)	935,664	949,616
Property and equipment, net (Note 4)	22,948	22,963
Total fixed assets	958,612	996,702
Other Noncurrent Assets
Restricted cash, non-current (Note 5)	20,500	21,000
Equity method investments (Note 2(c) and (e))	5,269	506
Investments in related party (Note 2(d))	7,744	7,744
Other non-current assets	510	101
Deferred costs	16,434	16,302
Total Non-current Assets	50,457	45,653
Total Assets	1,203,883	1,182,919
Current Liabilities
Current portion of long-term debt, net of deferred financing costs (Note 5)	49,428	91,495
Current portion of finance liabilities, net of deferred financing costs (Note 6)	9,020	8,802
Accounts payable	10,282	11,242
Due to related parties (Note 2(a))	195	136
Accrued liabilities	11,383	12,134
Deferred revenue	5,780	7,758
Dividends payable	15,965	0
Total Current Liabilities	102,053	131,567
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 5)	485,895	431,016
Finance liabilities, net of current portion and deferred financing costs (Note 6)	127,591	132,129
Other non-current liabilities	956	879
Total Noncurrent Liabilities	614,442	564,024
Commitments and contingencies (Note 7)
Stockholders' Equity
Preferred stock (Note 8)	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 106,437,232 and 102,653,619 issued and outstanding on June 30, 2023 and December 31, 2022, respectively (Note 8)	1,065	1,027
Additional paid in capital	1,073,536	1,061,015
Accumulated other comprehensive income	253	253
Accumulated deficit	(587,492)	(574,993)
Total Stockholders' Equity	487,388	487,328
Total Liabilities and Stockholders' Equity	$ 1,203,883	$ 1,182,919